SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Accounting Policies [Line Items]
Dilutive instruments	2,568,937	545,306
Options
Accounting Policies [Line Items]
Dilutive instruments	234,000	50,000
Warrant
Accounting Policies [Line Items]
Dilutive instruments	2,334,937	495,306